Retirement benefit plan - Change in other comprehensive gains (losses) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive gains/(losses) [Abstract]
Effect of changes in demographic assumptions	SFr (16)	SFr 136	SFr 29
Effect of changes in financial assumptions	(3,846)	(2,908)	8,397
Effect of changes in experience assumptions	(1,078)	(57)	(1,726)
Return on plan assets excluding interest income	1,856	1,160	(2,274)
Total other comprehensive gain	SFr (3,084)	SFr (1,669)	SFr 4,426
Weighted average duration of defined benefit obligation	16 years 3 months 18 days	15 years 6 months